Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of operating segments [line items]
Net interest income	$ 3,455		$ 3,518	$ 7,033	$ 6,906
Non-interest revenue	2,621		1,746	6,018	5,105
Total Revenue	6,076	$ 6,975	5,264	13,051	12,011
Total provision for (recovery of) credit losses	60	156	1,118	216	1,467
Insurance claims, commissions and changes in policy benefit liabilities	(283)	601	(197)	318	519
Depreciation and amortization	392		407	785	811
Other non-interest expense	4,017		3,109	7,237	6,374
Income Before Provision for Income Taxes	1,890	2,605	827	4,495	2,840
Provision for (recovery of) income taxes	587	588	138	1,175	559
Reported net income (loss)	1,303	$ 2,017	689	3,320	2,281
Average Assets	970,144		946,435	975,615	914,161
Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	155		413	370	737
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(95)		705	(154)	730
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,581		1,495	3,189	3,052
Non-interest revenue	561		465	1,052	990
Total Revenue	2,142		1,960	4,241	4,042
Total provision for (recovery of) credit losses	141		497	288	649
Depreciation and amortization	131		132	259	259
Other non-interest expense	841		844	1,667	1,704
Income Before Provision for Income Taxes	1,029		487	2,027	1,430
Provision for (recovery of) income taxes	265		125	526	369
Reported net income (loss)	764		362	1,501	1,061
Average Assets	258,876		252,984	256,851	250,969
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	154		212	303	350
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(13)		285	(15)	299
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,055		1,129	2,146	2,180
Non-interest revenue	312		315	631	620
Total Revenue	1,367		1,444	2,777	2,800
Total provision for (recovery of) credit losses	(23)		199	(54)	348
Depreciation and amortization	119		146	246	290
Other non-interest expense	561		671	1,119	1,288
Income Before Provision for Income Taxes	710		428	1,466	874
Provision for (recovery of) income taxes	168		89	342	184
Reported net income (loss)	542		339	1,124	690
Average Assets	129,877		144,449	130,187	138,479
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	6		124	26	256
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(29)		75	(80)	92
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	237		212	476	443
Non-interest revenue	878		678	2,616	2,472
Total Revenue	1,115		890	3,092	2,915
Total provision for (recovery of) credit losses	(3)		6	(5)	9
Insurance claims, commissions and changes in policy benefit liabilities	(283)		(197)	318	519
Depreciation and amortization	74		73	147	147
Other non-interest expense	867		815	1,700	1,653
Income Before Provision for Income Taxes	460		193	932	587
Provision for (recovery of) income taxes	114		49	228	152
Reported net income (loss)	346		144	704	435
Average Assets	47,693		45,175	47,613	44,692
BMO WM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1		3	3	3
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(4)		3	(8)	6
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	743		855	1,546	1,551
Non-interest revenue	795		196	1,566	869
Total Revenue	1,538		1,051	3,112	2,420
Total provision for (recovery of) credit losses	(55)		408	(12)	458
Depreciation and amortization	68		56	133	115
Other non-interest expense	768		702	1,582	1,495
Income Before Provision for Income Taxes	757		(115)	1,409	352
Provision for (recovery of) income taxes	194		(41)	363	70
Reported net income (loss)	563		(74)	1,046	282
Average Assets	360,123		380,856	372,645	365,931
BMO CM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(6)		73	39	126
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(49)		335	(51)	332
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(161)		(173)	(324)	(320)
Non-interest revenue	75		92	153	154
Total Revenue	(86)		(81)	(171)	(166)
Total provision for (recovery of) credit losses			8	(1)	3
Depreciation and amortization			0		0
Other non-interest expense	980		77	1,169	234
Income Before Provision for Income Taxes	(1,066)		(166)	(1,339)	(403)
Provision for (recovery of) income taxes	(154)		(84)	(284)	(216)
Reported net income (loss)	(912)		(82)	(1,055)	(187)
Average Assets	$ 173,575		122,971	168,319	114,090
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses			1	$ (1)	2
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses			$ 7		$ 1